Income Taxes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Income Tax Explanatory
12. INCOME TAX
The major components of income tax expense / benefit for the years ended December 31, 2020, 2019 and 2018 are:

	2020	2019	2018
Current income tax expense	(111)	(9)	(1)
Deferred tax (expense) / benefit	(119)	188	(62)
Tax provision	—	37	(10)

Income tax (expense) / benefit for the year	(230)	216	(73)

The major part of the Group’s
pre-tax
losses and income tax expenses / benefits is generated in Russia.
Pre-tax
gains or losses of the Group’s companies in Cyprus mainly relate to foreign exchange gains and losses and other items which are generally non-taxable
(non-deductible)
in that jurisdiction. These items affect
pre-tax
loss but do not have any impact on income tax expense / benefit.
Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2020	2019	2018
Loss before income tax	(22,034)	(19,579)	(5,588)
Income tax benefit calculated at Russia’s statutory tax rate (20%)	4,407	3,915	1,118
Effect of unrecognized deferred tax assets	(3,669)	(3,463)	(1,100)
Effect of non-deductible expenses in determining taxable profit	(559)	(234)	(94)
Effect of accrued tax provision	—	37	(10)
Effect of foreign exchange loss that is exempt from taxation	(409)	(39)	13

Income tax (expense) / benefit for the year	(230)	216	(73)

Set out below is the summary of deferred tax assets and liabilities as at December 31, 2020 and 2019:

	Consolidated statement of financial position as at December 31,		Consolidated statement of profit or loss and OCI
	2020	2019	2020	2019
Deferred tax assets arising from:
Tax losses carried forward	8,739	5,557	3,182	3,463
Inventories	298	232	66	190
Leases	248	114	134	114
Employee benefits	195	87	108	(1)
Accounts receivable and advances paid	80	57	23	33
Loyalty points program	21	3	18	(12)
Prepaid and accrued expenses	8	5	3	(33)
Other items	15	—	15	—

Total deferred tax assets	9,604	6,055	3,549	3,754
less: unrecognized deferred tax assets	(9,226)	(5,557)	(3,669)	(3,463)

Total deferred tax assets, net of unrecognized deferred tax assets	378	498	(120)	291
Deferred tax liabilities arising from:
Property, plant and equipment	(311)	(352)	41	(110)
Accrued revenue	(89)	(49)	(40)	6
Other items	—	—	—	1

Total deferred tax liabilities	(400)	(401)	1	(103)

Net deferred tax asset / (liability)	(22)	97	—	—
Net deferred tax asset	44	253	—	—
Net deferred tax liability	(66)	(156)	—	—
Deferred tax (expense) / benefit	—	—	(119)	188

Deferred tax assets have not been recognized in respect of tax losses and other deductible temporary differences in the cumulative amounts of 43,700 and 2,430, respectively, as at December 31, 2020, and tax losses in the amount of 27,785 as at December 31, 2019. The tax losses and deductible temporary differences do not expire. Deferred tax assets have not been recognized in respect of tax losses and other deductible temporary differences, because it is not probable that sufficient taxable profit will be available in the foreseeable future against which the Group will be able to utilize the respective benefits.